Employment benefit plan	12 Months Ended
Mar. 31, 2018
Employment benefit plan
Employment benefit plan

34. Employment benefit plan

	March 31,
	2017	2018
Defined benefit plan	62,434	87,009
Liability for compensated absences	41,920	67,624

Total liability	104,354	154,633

Defined benefit plan asset (refer to note 21)	—	7,835

Total asset	—	7,835

Net unfunded liability	62,434	79,147

        The Group's gratuity scheme for its employees in India, is a defined benefit plan. Gratuity is paid as a lump sum amount to employees at retirement or termination of employment at an amount based on the respective employee's eligible salary and the years of employment with the Group. The benefit plan is partially funded. The following table sets out the disclosure in respect of the defined benefit plan.

Movement in obligation

	March 31,
	2017	2018
Present value of obligation at beginning of year	53,403	70,951
Acquired through business combination		22,589
Interest cost	3,484	4,715
Current service cost	11,824	14,633
Past service cost		8,683
Actuarial loss on obligation
—economic assumptions	6,591	(1,792)
—demographic assumptions	2,054	6,139
Benefits paid	(6,405)	(10,210)

Present value of obligation at closing of year	70,951	115,708

Movement in plan assets

	March 31,
	2017	2018
Fair value of plan assets at beginning of the year	8,166	8,517
Acquired through business combination		27,578
Employer contributions	387	1,612
Benefits paid	(399)	(2,014)
Earning on assets	591	1,442
Actuarial loss on plan assets	(228)	(601)

Fair value of plan assets at end of the year	8,517	36,534

Unfunded liability

	March 31,
	2017	2018
Current	7,227	13,687
Non-current	55,207	65,487

Unfunded liability recognized in statement of financial position	62,434	79,174

Components of cost recognized in profit or loss

	March 31,
	2016	2017	2018
Current service cost	8,483	11,824	14,633
Past service cost	—	—	8,683
Net interest cost	2,599	3,483	4,715
Expected return on plan assets	(588)	(591)	(1,442)

	10,494	14,716	26,589

Amount recognised in other comprehensive income

	March 31,
	2016	2017	2018
Actuarial loss on obligation*	9,758	8,873	5,047

*	Refer to Note 31 for the movement during the year.

        The principal actuarial assumptions used for estimating the group's defined benefit obligations are set out below:

	March 31,
	2017	2018
Discount rate	6.50%	6.80 - 7.10%
Future salary increase	11.00%	5 - 11%
Average expected future working life (years)	2.27 - 3.30	2.33 - 3.7
Retirement age (years)	58	58
Mortality table	IALM* (2006 - 08) Ultimate
Withdrawal rate (%)
Ages
Upto 30 years	70%	40 - 70%
From 31 to 44 years	30%	30 - 35%
Above 44 years	3%	3 - 5%

*	Indian Assured Lives Mortality (2006-08) Ultimate represents published mortality table used for mortality assumption.

Sensitivity analysis

        Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	March 31,
	2017	2018
a) Impact of the change in discount rate
a) Impact due to increase of 0.50%	(1,627)	(2,696)
b) Impact due to decrease of 0.50%	1,716	2,844
b) Impact of the change in salary increase
a) Impact due to increase of 0.50%	1,126	2,251
b) Impact due to decrease of 0.50%	(1,127)	(2,188)

        The sensitivity analyses above have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. These analysis are based on a change in a significant assumption, keeping all other assumptions constant and may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another.

        The following payments are expected contributions to the defined benefit plan in future years:

	March 31,
	2017	2018
Year 1	15,744	27,738
Year 2	12,881	18,805
Year 3	9,664	15,187
Year 4	8,045	11,567
Year 5	5,847	9,851
Year 6 - 10	21,544	35,676

Total expected payments	73,725	118,824